Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Notes
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 443,952,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,969.05
Offering Note	(a) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. (b) This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3 (File No. 333-270248) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.